N-2 - USD ($)					3 Months Ended
		Feb. 23, 2024	Feb. 14, 2024	Oct. 31, 2023	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001396502
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-276048
Investment Company Act File Number		811-22056
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		27
Entity Registrant Name		JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116-2805
City Area Code		800
Local Phone Number		225-6020
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (%)
Sales load ( as a percentage of offering price ) 1
Offering expenses ( as a percentage of offering price ) 1
Dividend Reinvestment Plan fees 2	None
1
If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
2
Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common
Sha
res issued directly by the fund. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareh old
ers participating in the Plan may buy additional
Common Sh
a
res of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Se
e
“Distribution Policy” and “Dividend Reinvestmen
t Pla
n” in the accompanying Prospectus.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]
Annual Expenses [Table Text Block]
Annual Expenses ( Percentage of Net Assets Attributable to Common Shares ) (%)
Management fees	0.90
Other expenses	0.70
Total Annual Operating Expenses	1.60
Contractual expense reimbursement 3	(0.01)
Total annual fund operating expenses after expense reimbursements	1.59
3
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds
$125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]		0.90%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.70%
Total Annual Expenses [Percent]		1.60%
Waivers and Reimbursements of Fees [Percent]	[3]	(0.01%)
Net Expense over Assets [Percent]		1.59%
Expense Example [Table Text Block]
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 inv
e
stment in Common Shares, assuming (i) total
annual expenses set forth above, including any reimbursements through their current expiration date; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses	$16	$50	$87	$189
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the
Common Shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the fund”. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund’s dividend reinvestment plan may receive Common
Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the fund’s actual expenses may be greater or less than those shown. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 16
Expense Example, Years 1 to 3		50
Expense Example, Years 1 to 5		87
Expense Example, Years 1 to 10		$ 189
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2023, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of the Common Shares. See “Management of
the Fund” and “Dividend Reinvestment Plan.” The table and example are based on the fund’s capital structure as of October 31, 2023.

Basis of Transaction Fees, Note [Text Block]	[1]	as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
Investment Objective.

The fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. In pursuing its investment objective, the fund seeks to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. There can be no assurance that the fund will achieve its investment objective. The fund’s investment objective is fundamental and may not be changed without shareholder approval.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. This policy is subject to the requirement that the manager believes at the time of investment that such securities are eligible to pay tax-advantaged dividends. The fund seeks to produce superior, risk-adjusted returns by using a disciplined, proprietary investment approach that is focused on identifying companies with strong free cash flow and that use their free cash flow to seek to maximize “shareholder yield” through dividend payments, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possess positive growth of free cash flow, high cash dividend yields, share buyback programs and net debt reductions, the fund seeks to provide shareholders an attractive total return with less volatility than the global equity market as a whole. “Free cash flow” is the cash available for distribution to investors after all planned capital investment and taxes. The Advisor believes that free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value.
The fund’s investments in securities of U.S. and non-U.S. issuers are expected to vary over time. Under normal market conditions, the fund invests at least 40% of its total assets in securities of non-U.S. issuers, unless the manager deems market conditions and/or company valuations to be less favorable to non-U.S. issuers, in which case, the fund will invest at least 30% of its total assets in non-U.S. issuers. The fund may invest up to 20% of its total assets in securities issued by companies located in emerging markets when Epoch, the fund’s subadvisor, believes such companies offer attractive opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies. The fund may not invest more than 25% of its total assets in the securities of issuers in any single industry or group of related industries. Under normal conditions, the fund invests in the securities of issuers located in at least three different countries, including the United States. The actual number of countries represented in the fund’s portfolio will vary over time and as of the end of the last fiscal year 10 countries were represented. The fund may trade securities actively and may engage in short-term trading strategies.
On an overall basis, the fund seeks to implement an investment strategy designed to minimize the U.S. federal income tax consequences on income and gain generated by the fund. The fund seeks to accomplish this primarily by (i) investing in dividend-paying securities that are eligible to pay dividends that qualify for U.S. federal income taxation at rates applicable to long-term capital gain (“tax-advantaged dividends”), and complying with the holding period and other requirements for such favorable tax treatment; and (ii) offsetting any ordinary income and realized short-term capital gain against fund expenses and realized short-term loss. In this regard, as discussed above, the fund’s policy described above of investing at least 80% of its total assets in dividend-paying securities of issuers located throughout the world is subject to the requirement that Epoch believes at the time of investment that such securities are eligible to pay tax-advantaged dividends. This is a non-fundamental policy that may be changed by the Board without approval of the
Common Shareholders following the provision of 60 days’ prior written notice to Common Shareholders.
Equity Strategy
The fund invests in global equity securities across a broad range of market capitalizations. The fund generally invests in companies with a market capitalization (i.e., total market value of a company’s shares) of $500 million or greater at the time of purchase. The Advisor has engaged Epoch to serve as subadvisor to the fund. Epoch handles the fund’s portfolio management activities, subject to oversight by the Advisor. Although the fund may invest in securities of companies with any capitalization, it may at any given time invest a significant portion of its total assets in companies of one particular market capitalization category when Epoch believes such companies offer attractive opportunities. Epoch seeks to produce superior, risk-adjusted returns by investing in businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities with these qualities, Epoch believes fund investors will have the opportunity to realize an attractive total return with less volatility than the global equity market as a whole.
Epoch seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the MSCI World Index.
The MSCI World Index captures large- and mid- cap representation across 23 developed market countries. With 1,511 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country as of December 31, 2023.
In selecting securities for the fund, Epoch
utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. Epoch looks for companies it believes have solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The equity securities that Epoch finds attractive generally have valuations lower than Epoch’s estimate of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures.
In selecting securities for the fund’s portfolio, Epoch focuses on dividend-paying common stocks and, to a lesser extent, preferred securities that produce an attractive level of tax-advantaged income. Epoch also considers an equity security’s potential for capital appreciation. Epoch generally uses a value approach in selecting the fund’s equity investments. Epoch evaluates an equity security’s potential value, including the attractiveness of its market valuation, based on the company’s assets and prospects for earnings growth. Investment decisions are made primarily on the basis of fundamental research. Epoch relies upon information provided by, and the expertise of, Epoch’s research staff in making investment decisions. In selecting equity securities, Epoch considers (among other factors) a company’s cash flow capabilities, dividend prospects and the anticipated
U.S. federal income tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value.
Epoch sells or reduces a position in a security when it sees the goals of its investment thesis failing to materialize, or when it believes those goals have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price. The reasons for a determination by Epoch that such goals are not being met include: the economic or competitive environment might be changing; company management’s execution could be disappointing; or in certain cases, management proves to be less than forthright or have an inappropriate assessment of the company’s state and the task at hand.
Tax-advantaged dividends.
Under normal market conditions, the fund invests primarily in a diversified portfolio of dividend-paying securities of issuers located throughout the world that Epoch believes at the time of investment are eligible to pay tax-advantaged dividends.
Tax-advantaged dividends generally include dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The fund generally can pass the tax treatment of tax-advantaged dividends it receives through to its Common Shareholders. For the fund to receive tax-advantaged dividends, the fund must, in addition to other requirements, hold the otherwise qualified security for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or, in the case of preferred securities, more than 90 days during the 181-day period beginning 90 days before the ex-dividend date). The “ex-dividend date” is the date that is established by a stock exchange (usually two business days before the record date) whereby the owner of a security at the commencement of such date is entitled to receive the next issued dividend payment for such security, even if the security is sold by such owner on the ex-dividend date or thereafter. In addition, the fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. For a Common Shareholder to be taxed at the long-term capital gain rates, the Common Shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Consequently, short-term investors in the fund will not realize the benefits of tax-advantaged dividends.
There can be no assurance as to the portion of the fund’s dividends that will be tax-advantaged. Although the fund intends to invest at least 80% of its assets in equity securities that pay tax-advantaged dividends and to satisfy the holding period and other requirements, a portion of the fund’s income distributions may be taxable as ordinary income (i.e., income other than tax-advantaged dividends).
Dividend capture strategy.
The fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the fund sells a security after having held the security long enough to satisfy the holding period requirements for tax-advantaged dividends, but shortly after the security’s ex-dividend date. The fund then uses the sale proceeds to purchase one or more other securities that are expected to pay dividends before the next dividend payment date on the security being sold. Through this practice, the fund may receive more dividend payments over a given period of time than if it held a single security. Receipt of a greater number of dividend payments during a given time period could augment the total amount of dividend income received by the fund. For example, during the course of a single year, it may be possible through dividend capture trading for the fund to receive five or more dividend payments on different securities which have been held for the requisite holding period to qualify as a tax-advantaged dividend, whereas it may only have received four payments in a hold strategy. The use of dividend capture strategies will expose the fund to increased trading costs and the potential for recognizing short-term capital gain or loss on the sale of a security. Also, any net short-term capital gain recognized by the fund and distributed to shareholders will be taxed to individual shareholders at ordinary U.S. federal income tax rates, whereas if the fund held the security for more than one year, any gain recognized on the sale of the security and distributed to shareholders would be taxable to individual shareholders at U.S. federal long-term capital gain rates. Consequently, Epoch employs dividend capture trading as a strategy in an attempt to produce a positive net effect on the fund’s total after-tax return. By complying with applicable holding period and other requirements while engaging in dividend capture trading, the fund may be able to enhance the level of tax-advantaged dividend income it receives because it will receive more dividend payments qualifying for favorable treatment during the same time period than if it simply held its portfolio securities. The fund’s ability to benefit from this strategy may be adversely affected by any loss carryforwards the fund might have.
Other Investments
The foregoing policies relating to investments in equity securities are the fund’s primary investment policies. In addition to its primary investment policies, the fund may invest to a limited extent in other types of securities and engage in certain other investment practices. The fund may use a variety of derivative instruments (including long and short positions) for hedging purposes, to adjust portfolio characteristics or more generally for purposes of attempting to increase the fund’s investment return, including put and call options, options on futures contracts, futures and forward contracts and swap agreements (including total return swaps) with respect to securities, indices and currencies. The fund may invest in securities of other open- and closed-end investment companies, including exchange traded funds, to the extent that such investments are consistent with the fund’s investment objective and policies and permissible under the 1940 Act. The fund may lend its portfolio securities. The fund may invest in debt securities, including below investment-grade debt securities (also known as “junk bonds”). See “—Additional Investment Practices.” Normally, the fund invests substantially all of its total assets to meet its investment objective. The fund may invest the remainder of its assets in other equity securities and fixed-income securities with remaining maturities of less than one year or cash equivalents, or it may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its total assets in fixed-income securities with remaining maturities of less than one year, cash or cash equivalents. During such periods, the fund may not be able to achieve its investment objective.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

Risk Factors [Table Text Block]
Risk Factors
The principal risks of investing in the fund are summarized in the Prospectus Summary above. Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order by general risks, and equity strategy risks, not in order of importance. For further details about the fund’s risks, including additional risk factors that are not discussed in this Prospectus because they are considered non-principal risk factors, see the fund’s SAI.
General Risks
Defensive Positions Risk
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its total assets in short-term money market securities with remaining maturities of less than one year, cash or cash equivalents. The Fund will not be pursuing its investment objective in these circumstances and could miss favorable market developments.
Distribution Risk
There can be no assurance that quarterly distributions paid by the Fund to shareholders will be maintained at current levels or increase over time. The quarterly distributions shareholders receive from the Fund are derived from the Fund’s dividends and interest income after payment of Fund expenses, net option premiums, and net realized gain on equity securities investments. If stock market volatility and/or stock prices decline, the premiums available from writing call options and writing put options on individual stocks likely will decrease as well. Payments to purchase put options and to close written call and put options will reduce amounts available for distribution. Net realized gain on the Fund’s stock investments will be determined primarily by the direction and movement of the stock market and the equity securities held. The Fund’s cash available for distribution may vary widely over the short- and long-term. If, for any calendar year, the total distributions made exceed the Fund’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component. Dividends on common stocks are not fixed but are declared at the discretion of the issuer’s board of directors. The Fund’s dividend income will be substantially influenced by the activity level and success of its dividend capture trading program, which may not work as intended.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;
bank failures;
governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and
China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead
Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support
Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
ESG Integration Risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include
U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest Rate Risk.

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. Recent and potential future changes in government monetary policy may affect interest rates.
The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed-income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise, and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In response to certain serious economic disruptions, governmental authorities and regulators typically respond with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit Quality Risk.

Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Liquidity Risk.

Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income funds may be higher than normal; the selling of fixed-income securities to satisfy shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such securities at attractive prices.
Liquidity Risk.

Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such securities at attractive prices.
Leverage risk
Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to utilize leverage through borrowings and/or the issuance of preferred shares, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for
Common Shareholders, including the likelihood of greater volatility of the NAV and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the NAV of
Common Shares. In addition, the fee paid to the Advisor is calculated on the basis of the Fund’s average daily gross assets, including proceeds from borrowings and/or the issuance of preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.
LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued on June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of
LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three- and six-month U.S. dollar LIBOR will continue until
September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured
Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(IBOR) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes.
The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Market Discount Risk
The Common Shares will be offered only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Common Shares have traded at both a premium and at a discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the Fund’s NAV than at the time of purchase, assuming a stable NAV.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Portfolio Turnover Risk
The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of
Epoch, investment considerations warrant such action. In addition, the Fund’s dividend capture program also may increase the level of portfolio turnover the Fund experiences. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover likely would result in higher brokerage commissions and may generate short-term capital gain taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.
Secondary Market for the Common Shares
The issuance of new Common Shares may have an adverse effect on the secondary market for the Common Shares. When the Common Shares are trading at a premium, the Fund may issue new Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from the offering of new Common Shares may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common
Share amount of commissions.
The Fund also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the Fund’s per Common Share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.
Tax Risk
To qualify for the special tax treatment available to regulated investment companies, the Fund must: (i) derive at least 90% of its annual gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain). If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other noncorporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders; provided that in each case the shareholder meets the applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the Fund might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal Income Tax Matters.”
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments.
The ultimate tax characterization of the Fund’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The
Fund may make distributions during a calendar year that exceed the Fund’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the Fund’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The Fund’s income distributions that qualify for favorable tax treatment may be affected by Internal
Revenue Service (“IRS”) interpretations of the Code and future changes in tax laws and regulations. See “U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on the Common Shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gain or what the tax rates on various types of income will be in future years. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income.
Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend-paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Common Shares.
Anti-Takeover Provisions
The Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”
Equity Strategy Risks
Common Stock and Other Equity Securities Risk
The Fund invests primarily in common stocks, which represent an ownership interest in a company. The Fund also can invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may fluctuate and may be worth less than your initial investment. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease.
Currency Risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the
non-U.S. exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks or currency controls or political developments in the United States or abroad. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) also may involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.
Dividend Strategy Risk
Epoch may not be able to anticipate the level of dividends that companies will pa
y in
any given timeframe. In accordance with the Fund’s strategies,
Epoch attempts to identify and exploit opportunities such as the announcement of major corporate actions that may lead to high current dividend income. These situations typically are non-recurring or infrequent, may be difficult to predict and may not result in an opportunity that allows Epoch to fulfill the Fund’s investment objective. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable U.S. federal tax treatment afforded to dividends.
Emerging Markets Risk
The Fund may invest up to 20% of its total assets in the securities of issuers based in countries with “emerging market” economies. Investments in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of risk and uncertainty than investments in more-developed non-U.S. markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed non-U.S. countries. These risks include: high currency exchange-rate fluctuations;
increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in
non-U.S. jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
In addition, shareholders of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets.
Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company
European Markets Risk
Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (EU) and Economic and
Monetary Union (EMU), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate or dissolution of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on other European economies and major trading partners outside Europe.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. The European Central Bank and IMF have previously bailed-out several European countries. There is no guarantee that these institutions will continue to provide financial support, and markets may react adversely to any reduction in financial support. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well.
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. It is also possible that various countries within the UK, such as Scotland or
Northern Ireland, could seek to separate and remain a part of the EU. Other secessionist movements including countries seeking to abandon the Euro or withdraw from the EU may cause volatility and uncertainty in the EU.
The UK has one of the largest economies in Europe and is a major trading partner with the EU countries and the United States. Brexit might negatively affect The City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe.
Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to disruption in the international credit market due to their reliance on bank related inflows of capital.
To the extent that a fund invests in European securities, it may be exposed to these risks through its direct investments in such securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities. In addition, Russia’s increasing international assertiveness could negatively impact EU and Eastern European economic activity. Please see “Market
Events” for additional information regarding risks related to sanctions imposed on Russia.
Greater China Risk
Although they are larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging market economies. In addition, there are risks particular to the region, including less developed trading markets, acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. In addition, investments in Taiwan could be adversely affected by its political relationship with China and because Taiwan does not exercise the same level of control over its economy as the government of the People’s Republic of China (PRC) does with respect to Mainland China’s economy, changes to its political and economic relationship with the PRC could adversely impact a fund’s investments.
Further, the attitude of the PRC toward growth and capitalism is uncertain, and the markets of Hong Kong and Mainland China could be hurt significantly by any government interference or any material change in government policy. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries may represent a relatively large portion of the Greater China market as a whole. All of these factors combined mean that the fund is more likely to experience greater price volatility and lower liquidity than a portfolio that invests substantially in equity securities of U.S. issuers.
Hong Kong Stock Connect Program (Stock Connect) Risk.
Trading in China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong, is subject to both a number of restrictions imposed by Chinese securities regulations and local exchange listing rules as well as certain risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Illiquid and Restricted Securities Risk
Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of 1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The Fund may invest up to 15% of its net assets in securities for which there is no readily available trading market or which are otherwise illiquid. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
Industry or Sector Risk
When a fund invests a substantial portion of its assets in a particular industry or sector of the economy, the fund’s investments are not as varied as the investments of most funds and are far less varied than the broad securities markets. As a result, the fund’s performance tends to be more volatile than other funds, and the values of the fund’s investments tend to go up and down more rapidly. In addition, to the extent that a fund invests significantly in a particular industry or sector, it is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector. The principal risks of investing in certain sectors are described below.
Large Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
For purposes of the two investment policies with regard to investments in medium and smaller companies and large companies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time. The Fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the Fund.
Non-U.S. Investment Risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of non-U.S. securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding non-U.S. issuers. Non-U.S. securities may be subject to non-U.S. taxes any may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There generally are higher commission rates on non-U.S. portfolio transactions, transfer taxes, higher custodial costs and the possibility that non-U.S. taxes will be charged on dividends and interest payable on non-U.S. securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect the Fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the Fund could lose a substantial portion of, or its entire investment in, a non-U.S. security.
Some of the non-U.S. securities risks also are applicable to funds that invest a material portion of their assets in securities of non-U.S. issuers traded in the United States.
Repurchase Agreement Risk
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Small and Mid-Sized Company Risk
Market risk and liquidity risk may be pronounced for securities of companies with mid-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They also may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with small-or mid-sized market capitalizations. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

Share Price [Table Text Block]
Market and Net Asset Value Information
The fund’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “HTY” and commenced trading on the NYSE o
n
 September 26, 2007.
The Common Shares have traded both at a premium and a discount to their net asset value (“NAV”). The fund cannot predict whether its shares will trade in the future at
a
 premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The fund’s issuance of Common Shares may have an adverse effect on prices in the secondary market for Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors—General Risks—Market Discount Risk” and “—Secondary
Market for the Common Shares.”
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading of the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” for
information as to the determination of the fund’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
January 31, 2022	6.74	6.11	6.60	6.32	2.12	(3.32)
April 30, 2022	6.85	6.05	6.40	6.06	7.03	(0.17)
July 31, 2022	6.21	5.05	6.27	5.49	(0.96)	(8.01)
October 31, 2022	5.54	4.36	5.91	4.95	(6.26)	(11.92)
January 31, 2023	5.26	4.63	5.63	5.33	(6.57)	(13.13)
April 30, 2023	5.50	4.70	5.70	5.21	(3.51)	(9.79)
July 31, 2023	4.87	4.49	5.47	5.30	(10.97)	(15.28)
October 31, 2023	4.79	4.04	5.48	4.80	(12.59)	(15.83)
January 31, 2024	5.14	4.13	5.28	4.92	(2.65)	(16.06)
The last reported sale price, NAV per share and percentage premium to NAV per share of the Common Shares as of February 14, 2024 were $5.05, $5.23 and -3.44%, respectively. As of February 14, 2024, the fund had 10,921,751 Common Shares outstanding and net assets of the fund were $57,149,121.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The fund is a business trust established under the laws of The Commonwealth of Massachusetts by the Declaration of Trust dated and filed with the
Secretary of The Commonwealth on April 23, 2007, as may be amended from time to time. The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of Common Shares. The fund holds annual meetings of Common Shareholders in compliance with the requirements of the NYSE.
Common Shares
The Declaration of Trust permits the fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per share.
Each Common Share represents an equal proportionate interest in the assets of the fund with each other Common Share in the fund. Holders of Common Shares will be entitled to the payment of distributions when, and if declared by the fund. The 1940 Act or the terms of any future borrowings or issuance of preferred shares may limit the payment of distributions to the holders of Common Shares.
Each whole Common Share is entitled to one vote
and each fractional Common Share is entitled to a proportionate fractional vote as to matters on which it is entitled to vote pursuant to the terms of the
Declaration of Trust.
Upon liquidation of the fund, after paying or adequately providing for the payment of all liabilities of the fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the fund among the holders of Common Shares.
The Declaration of
Trust provides that Common Shareholders are not liable for any liabilities of the fund, and requires inclusion of a clause to that effect in agreements entered into by the fund and, in coordination with the fund’s by-laws (the “By-laws”), indemnifies shareholders against any such liability. Although shareholders of a business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the business trust as though they were general partners, the provisions of the Declaration of Trust and By-laws described in the foregoing sentence make the likelihood of such personal liability remote. The fund will not issue Common Share certificates.
The fund has no current intention to borrow money or to issue preferred shares. However, if at some future time there are any borrowings or preferred shares outstanding, subject to certain exceptions, the fund might not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares and accrued interest on borrowings, if any, have been paid and (ii) the value of the fund’s total assets (determined after deducting the amount of any such distribution), less all liabilities and indebtedness of the fund not represented by senior securities, is at least 300% of the aggregate amount of any securities representing indebtedness and at least 200% of the aggregate amount of any securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares. In addition to the requirements of the 1940 Act, the fund may be required to comply with other asset coverage requirements under a credit facility or as a condition of the fund obtaining a rating of preferred shares from a nationally recognized statistical rating organization (a “Rating Agency”). These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the fund to maintain its qualification for taxation as a RIC for U.S. federal income tax purposes. If the fund were in the future to borrow money or issue preferred shares, it would intend, however, to the extent possible, to reduce borrowings or purchase or redeem preferred shares from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any potential impairment of the fund’s status as a RIC. Depending on the timing of any such redemption or repayment, the fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.
The fund has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the fund’s outstanding Common Shares. Common Shares have no preemptive rights.
Credit Facility
The fund has no current intention to utilize leverage through borrowing. However, in the event the fund borrows, the fund may enter into definitive agreements with respect to a credit facility in an amount not to exceed the limits permitted under the 1940 Act. Such a facility is not expected to be convertible into any other securities of the fund, outstanding amounts are expected to be prepayable by the fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The fund may be required to prepay outstanding amounts under the facility or incur a penalty rate of interest in the event of the occurrence of certain events of default. The fund would be expected to indemnify the lenders under the facility against liabilities they may incur in connection with the facility. The fund may be required to pay commitment fees under the terms of any such facility.
In addition, the fund expects that such a credit facility would contain covenants that, among other things, likely will limit the fund’s ability to pay dividends in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The fund may be required to pledge its assets and to maintain a portion of its total assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.
The fund expects that any credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the fund will enter into an agreement for a credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. If entered into, any such credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms. In addition, new Rule 18f-4 may impact how the fund uses leverage and certain borrowings and other investments. See “Hedging, Derivative and
Other Strategic Transactions Risk” for additional information.
Repurchase of Shares and Other Discount Measures
In recognition of the possibility that Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of the fund’s shareholders, the Board, in consultation with the Advisor, from time to time may review possible actions to help reduce any such discount. The Board, in consultation with the Advisor, may review the possibility of open market repurchases and/or tender offers for the Common Shares and consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the fund, effect on the fund’s expenses, whether such transactions would impair the fund’s status as a RIC or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions, which may have a material effect on the fund’s ability to consummate such transactions.
There are no assurances that the Board will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the
Common Shares trading at a price which is equal to or approximates their NAV.
In the event that the fund conducts an offering of new Common Shares and such offering constitutes a “distribution” under Regulation M, the fund and certain of its affiliates may be subject to an applicable restricted period that could limit the timing of any repurchases by the fund.
Preferred Shares
The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (“Preferred Shares”), having no par value per share or such other amount as the Board may establish, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. The Board has no current intention to issue
Preferred Shares.
Under the requirements of the 1940 Act, the fund must, immediately after the issuance of any Preferred Shares, have an “asset coverage” of at least
200%. Asset coverage means the ratio which the value of the total assets of the fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the fund, if any, plus the aggregate liquidation preference of the Preferred Shares. If the fund seeks a rating of the Preferred Shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the Preferred Shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Declaration of Trust) if and when it authorizes the Preferred Shares. The fund may issue
Preferred Shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the Preferred Shares also may enable the fund to lengthen such intervals. At times, the dividend rate as redetermined on the fund’s Preferred Shares may approach or exceed the fund’s return after expenses on the investment of proceeds from the Preferred Shares and the fund’s leveraged capital structure would result in a lower rate of return to Common Shareholders than if the fund were not so structured.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the fund, the terms of any Preferred Shares may entitle the holders of
Preferred Shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the fund.
Under the 1940 Act, if at any time dividends on the Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a class, will be allowed to elect a majority of the fund’s Trustees until all dividends in default have been paid or declared and set apart for payment. In addition, if required by the Rating Agency rating the Preferred Shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the Preferred Shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the Preferred Shares may be entitled to elect a majority of the Board in other circumstances, for example, if one payment on the Preferred Shares is in arrears.
If the fund were to issue Preferred Shares, it is expected that the fund would seek a credit rating for the Preferred Shares from a Rating Agency. In that case, as long as Preferred Shares are outstanding, the composition of its portfolio would reflect guidelines established by such Rating Agency.
Although, as of the date hereof, no such Rating Agency has established guidelines relating to any such Preferred Shares, based on previous guidelines established by such Rating Agencies for the securities of other issuers, the fund anticipates that the guidelines with respect to the Preferred Shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines, which may be imposed in connection with obtaining a rating of the Preferred Shares, the fund currently anticipates that such guidelines will include asset coverage requirements, which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the fund maintain a portion of its total assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to the Preferred Shares. No assurance can be given that the guidelines actually imposed with respect to the Preferred Shares by such Rating Agency will be more or less restrictive than as described in this Prospectus.

Security Dividends [Text Block]		The Declaration of Trust permits the fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per share.
Security Voting Rights [Text Block]
Each whole Common Share is entitled to one vote
and each fractional Common Share is entitled to a proportionate fractional vote as to matters on which it is entitled to vote pursuant to the terms of the
Declaration of Trust.

Security Liquidation Rights [Text Block]
Upon liquidation of the fund, after paying or adequately providing for the payment of all liabilities of the fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the fund among the holders of Common Shares.

Outstanding Securities [Table Text Block]
The following provides information about the fund’s outstanding securities as of October 31, 2023.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	10,921,751.00

Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				10,921,751
Defensive Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Positions Risk
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its total assets in short-term money market securities with remaining maturities of less than one year, cash or cash equivalents. The Fund will not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Risk
There can be no assurance that quarterly distributions paid by the Fund to shareholders will be maintained at current levels or increase over time. The quarterly distributions shareholders receive from the Fund are derived from the Fund’s dividends and interest income after payment of Fund expenses, net option premiums, and net realized gain on equity securities investments. If stock market volatility and/or stock prices decline, the premiums available from writing call options and writing put options on individual stocks likely will decrease as well. Payments to purchase put options and to close written call and put options will reduce amounts available for distribution. Net realized gain on the Fund’s stock investments will be determined primarily by the direction and movement of the stock market and the equity securities held. The Fund’s cash available for distribution may vary widely over the short- and long-term. If, for any calendar year, the total distributions made exceed the Fund’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component. Dividends on common stocks are not fixed but are declared at the discretion of the issuer’s board of directors. The Fund’s dividend income will be substantially influenced by the activity level and success of its dividend capture trading program, which may not work as intended.

Economic and market events risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;
bank failures;
governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and
China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead
Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support
Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Integration Risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include
U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.

Fixed income securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest Rate Risk.

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. Recent and potential future changes in government monetary policy may affect interest rates.
The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed-income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise, and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In response to certain serious economic disruptions, governmental authorities and regulators typically respond with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit Quality Risk.

Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Liquidity Risk.

Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income funds may be higher than normal; the selling of fixed-income securities to satisfy shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such securities at attractive prices.
Liquidity Risk.

Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such securities at attractive prices.

Leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage risk
Although the Fund has no current intention to do so, the Fund is authorized and reserves the flexibility to utilize leverage through borrowings and/or the issuance of preferred shares, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for
Common Shareholders, including the likelihood of greater volatility of the NAV and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the NAV of
Common Shares. In addition, the fee paid to the Advisor is calculated on the basis of the Fund’s average daily gross assets, including proceeds from borrowings and/or the issuance of preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

LIBOR discontinuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued on June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of
LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three- and six-month U.S. dollar LIBOR will continue until
September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured
Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(IBOR) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes.
The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk
The Common Shares will be offered only when Common Shares of the Fund are trading at a price equal to or above the Fund’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The Common Shares have traded at both a premium and at a discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the Fund’s NAV than at the time of purchase, assuming a stable NAV.

Operational and cybersecurity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of
Epoch, investment considerations warrant such action. In addition, the Fund’s dividend capture program also may increase the level of portfolio turnover the Fund experiences. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover likely would result in higher brokerage commissions and may generate short-term capital gain taxable as ordinary income, which may have a negative impact on the Fund’s performance over time.

Secondary Market for the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary Market for the Common Shares
The issuance of new Common Shares may have an adverse effect on the secondary market for the Common Shares. When the Common Shares are trading at a premium, the Fund may issue new Common Shares. The increase in the amount of the Fund’s outstanding Common Shares resulting from the offering of new Common Shares may put downward pressure on the market price for the Common Shares of the Fund. Common Shares will not be issued at any time when Common Shares are trading at a price lower than a price equal to the Fund’s NAV per Common Share plus the per Common
Share amount of commissions.
The Fund also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Fund.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the Fund’s per Common Share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
To qualify for the special tax treatment available to regulated investment companies, the Fund must: (i) derive at least 90% of its annual gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain). If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other noncorporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders; provided that in each case the shareholder meets the applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the Fund might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal Income Tax Matters.”
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time due to the nature of the Fund’s investments.
The ultimate tax characterization of the Fund’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The
Fund may make distributions during a calendar year that exceed the Fund’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the Fund’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The Fund’s income distributions that qualify for favorable tax treatment may be affected by Internal
Revenue Service (“IRS”) interpretations of the Code and future changes in tax laws and regulations. See “U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on the Common Shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gain or what the tax rates on various types of income will be in future years. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income.
Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend-paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Common Shares.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”

Common Stock and Other Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock and Other Equity Securities Risk
The Fund invests primarily in common stocks, which represent an ownership interest in a company. The Fund also can invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may fluctuate and may be worth less than your initial investment. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the
non-U.S. exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks or currency controls or political developments in the United States or abroad. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) also may involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Dividend Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Strategy Risk
Epoch may not be able to anticipate the level of dividends that companies will pa
y in
any given timeframe. In accordance with the Fund’s strategies,
Epoch attempts to identify and exploit opportunities such as the announcement of major corporate actions that may lead to high current dividend income. These situations typically are non-recurring or infrequent, may be difficult to predict and may not result in an opportunity that allows Epoch to fulfill the Fund’s investment objective. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable U.S. federal tax treatment afforded to dividends.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The Fund may invest up to 20% of its total assets in the securities of issuers based in countries with “emerging market” economies. Investments in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of risk and uncertainty than investments in more-developed non-U.S. markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed non-U.S. countries. These risks include: high currency exchange-rate fluctuations;
increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in
non-U.S. jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
In addition, shareholders of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets.
Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company

European Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
European Markets Risk
Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (EU) and Economic and
Monetary Union (EMU), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate or dissolution of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on other European economies and major trading partners outside Europe.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. The European Central Bank and IMF have previously bailed-out several European countries. There is no guarantee that these institutions will continue to provide financial support, and markets may react adversely to any reduction in financial support. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well.
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” the UK ceased to be a member of the EU, and the UK and EU entered into a Trade and Cooperation Agreement. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. It is also possible that various countries within the UK, such as Scotland or
Northern Ireland, could seek to separate and remain a part of the EU. Other secessionist movements including countries seeking to abandon the Euro or withdraw from the EU may cause volatility and uncertainty in the EU.
The UK has one of the largest economies in Europe and is a major trading partner with the EU countries and the United States. Brexit might negatively affect The City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe.
Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to disruption in the international credit market due to their reliance on bank related inflows of capital.
To the extent that a fund invests in European securities, it may be exposed to these risks through its direct investments in such securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities. In addition, Russia’s increasing international assertiveness could negatively impact EU and Eastern European economic activity. Please see “Market
Events” for additional information regarding risks related to sanctions imposed on Russia.

Greater China Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Greater China Risk
Although they are larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging market economies. In addition, there are risks particular to the region, including less developed trading markets, acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. In addition, investments in Taiwan could be adversely affected by its political relationship with China and because Taiwan does not exercise the same level of control over its economy as the government of the People’s Republic of China (PRC) does with respect to Mainland China’s economy, changes to its political and economic relationship with the PRC could adversely impact a fund’s investments.
Further, the attitude of the PRC toward growth and capitalism is uncertain, and the markets of Hong Kong and Mainland China could be hurt significantly by any government interference or any material change in government policy. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries may represent a relatively large portion of the Greater China market as a whole. All of these factors combined mean that the fund is more likely to experience greater price volatility and lower liquidity than a portfolio that invests substantially in equity securities of U.S. issuers.

Hong Kong Stock Connect Program Stock Connect Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hong Kong Stock Connect Program (Stock Connect) Risk.
Trading in China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong, is subject to both a number of restrictions imposed by Chinese securities regulations and local exchange listing rules as well as certain risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.

Illiquid and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities Risk
Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of 1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The Fund may invest up to 15% of its net assets in securities for which there is no readily available trading market or which are otherwise illiquid. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Industry or Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry or Sector Risk
When a fund invests a substantial portion of its assets in a particular industry or sector of the economy, the fund’s investments are not as varied as the investments of most funds and are far less varied than the broad securities markets. As a result, the fund’s performance tends to be more volatile than other funds, and the values of the fund’s investments tend to go up and down more rapidly. In addition, to the extent that a fund invests significantly in a particular industry or sector, it is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector. The principal risks of investing in certain sectors are described below.

Large Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
For purposes of the two investment policies with regard to investments in medium and smaller companies and large companies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time. The Fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the Fund.

Non U S Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Investment Risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of non-U.S. securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding non-U.S. issuers. Non-U.S. securities may be subject to non-U.S. taxes any may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There generally are higher commission rates on non-U.S. portfolio transactions, transfer taxes, higher custodial costs and the possibility that non-U.S. taxes will be charged on dividends and interest payable on non-U.S. securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect the Fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the Fund could lose a substantial portion of, or its entire investment in, a non-U.S. security.
Some of the non-U.S. securities risks also are applicable to funds that invest a material portion of their assets in securities of non-U.S. issuers traded in the United States.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreement Risk
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Small and Mid Sized Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Mid-Sized Company Risk
Market risk and liquidity risk may be pronounced for securities of companies with mid-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They also may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with small-or mid-sized market capitalizations. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		200 Berkeley Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116-2805
Contact Personnel Name		Christopher Sechler, Esq.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 4.13	$ 4.04	$ 4.49	$ 4.7	$ 4.63	$ 4.36	$ 5.05	$ 6.05	$ 6.11
Highest Price or Bid					5.14	4.79	4.87	5.5	5.26	5.54	6.21	6.85	6.74
Lowest Price or Bid, NAV					4.92	4.8	5.3	5.21	5.33	4.95	5.49	6.06	6.32
Highest Price or Bid, NAV					$ 5.28	$ 5.48	$ 5.47	$ 5.7	$ 5.63	$ 5.91	$ 6.27	$ 6.4	$ 6.6
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(2.65%)	(12.59%)	(10.97%)	(3.51%)	(6.57%)	(6.26%)	(0.96%)	7.03%	2.12%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(16.06%)	(15.83%)	(15.28%)	(9.79%)	(13.13%)	(11.92%)	(8.01%)	(0.17%)	(3.32%)
Share Price			$ 5.05
NAV Per Share			$ 5.23
Latest Premium (Discount) to NAV [Percent]			(3.44%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares

[1]	If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
[2]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.